Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities of continuing operations:
Net loss	$ (834,743)	$ (1,195,368)	$ (4,025,465)	$ (1,546,035)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	388,019	743,291	1,653,738	168,015
Forgiveness of accrued interest payable on note payable				(238,151)
Depreciation and amortization	7,571	12,090
Amortization of debt discounts			44,019	249,270
Common stock issued in satisfaction of other financing costs			91,996
Convertible debt issued in satisfaction of other financing costs		40,836	35,551	22,314
Preferred stock issued in satisfaction of interest and other financing costs			75,276
Loss on share exchange agreement with related party				76,926
Loss on extinguishment of debt			255,992
Depreciation and amortization			37,328	47,765
Provision for excess or obsolete inventory			11,246
Changes in operating assets and liabilities:
Accounts receivable	1,170	(220,759)	17,917	(30,432)
Taxes recoverable	(2,948)
Deposits and advances	(9,580)	752	(15,873)	1,698
Intangible assets			(672,601)
Accounts payable and accrued expenses	(76,519)	1,108,200	720,717	84,776
Accrued salary due to officer				195,786
Other noncurrent liabilities	20,959	(331)	(4,122)	(28,713)
Net cash used in operating activities	(506,071)	488,711	(1,774,281)	(996,781)
Cash flows from investing activities:
Acquisition of capital assets	(30,472)		(6,856)	(1,902)
Increase in intangible assets	(122,526)	(939,927)	(281,905)	(11,741)
Net cash used in investing activities	(152,998)	(939,927)	(288,761)	(13,643)
Cash flows from financing activities:
Loan from officer		(2,943)	24,488	(16,931)
Net proceeds from sale of common stock	397,999	266,500	1,074,558	320,000
Proceeds from sale of subsidiary common stock to noncontrolling interests	225,000	168,000	801,200	775,300
Proceeds from convertible notes payable		270,000	125,000
Proceeds from loans payable				26,180
Repayment of loans payable		(235,308)	(235,308)
Net cash provided by financing activities	622,999	466,249	1,789,938	1,104,549
Effect of exchange rates on cash and cash equivalents	67,524	(6,389)	42,282	8,385
Net increase (decrease) in cash and cash equivalents	31,454	8,644	(230,822)	102,510
Cash and cash equivalents at beginning of period	22,776	253,598	253,598	151,088
Cash and cash equivalents at end of period	54,230	262,242	22,776	253,598
Supplemental disclosure of non-cash investing and financing activities:
Related party convertible note payable exchanged for stock			566,743
Shares issued in connection with conversion of debt and accrued interest		640,883	1,362,245	164,820
Shares issued in connection with relief of related party payable				280
Common stock warrants issued in connection with convertible promissory notes			$ 40,019